Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	December 31, 2025	December 31, 2024
Office rental deposit	$6,613	$33,144
Interest receivable	99,299	98,115
Others	127,130	142,423
	$233,042	$273,682